Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Listing	$ 106,484	$ 96,601	$ 301,281	$ 278,459	$ 371,939	$ 294,661	$ 238,413
Other	24,198	20,511	74,272	58,591	74,823	51,828	41,991
Total revenue	130,682	117,112	375,553	337,050	446,762	346,489	280,404
Costs and expenses:
Cost of revenue (exclusive of amortization shown separately below)	19,361	16,926	58,472	50,291	67,612	54,638	45,342
Product development	22,058	20,212	65,235	56,952	77,082	58,226	43,152
Sales and marketing	42,963	42,234	143,850	117,251	154,995	112,967	93,366
General and administrative	23,874	22,995	72,115	69,467	93,131	75,169	56,311
Amortization expense	2,819	3,397	8,713	10,163	13,916	11,668	12,438
Total costs and expenses	111,075	105,764	348,385	304,124	406,736	312,668	250,609
Operating income	19,607	11,348	27,168	32,926	40,026	33,821	29,795
Other income (expense):
Interest expense	(4,718)	(4,373)	(13,971)	(8,842)	(13,333)
Interest income	927	552	2,426	1,117	1,728	1,211	928
Other expense, net	(338)	(1,434)	(633)	(6,452)	(7,182)	(6,017)	(2,587)
Total other income (expense)	(4,129)	(5,255)	(12,178)	(14,177)	(18,787)	(4,806)	(1,659)
Income before income taxes	15,478	6,093	14,990	18,749	21,239	29,015	28,136
Income tax expense	(5,625)	(845)	(9,757)	(5,909)	(7,272)	(11,724)	(13,175)
Net income	9,853	5,248	5,233	12,840	13,967	17,291	14,961
Less: Impact of noncontrolling interests, net of tax	(564)	336	(709)	(382)	583	(395)
Net income attributable to HomeAway, Inc.	$ 10,417	$ 4,912	$ 5,942	$ 13,222	$ 13,384	$ 17,686	$ 14,961
Net income per share attributable to HomeAway Inc.:
Basic	$ 0.11	$ 0.05	$ 0.06	$ 0.14	$ 0.14	$ 0.21	$ 0.18
Diluted	$ 0.11	$ 0.05	$ 0.06	$ 0.14	$ 0.14	$ 0.20	$ 0.18
Weighted average number of shares outstanding:
Basic	95,716	94,106	95,162	93,507	93,727	85,378	82,382
Diluted	97,688	96,389	97,389	96,358	96,481	88,259	84,942